Financial Information of Parent Company Statements of Operations (Details) - USD ($)		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Other selling and marketing expenses		$ 12,970,090	$ 25,185,444	$ 40,177,216
General and administrative expenses		16,437,112	27,839,081	28,417,373
Total operating expenses		21,823,569	53,515,747	82,706,221
Loss from operations		9,267,986	40,857,294	44,874,418
Other expenses		(17,671,023)	(195,355)	446,662
Loss before income taxes		(8,869,567)	39,839,911	42,920,731
Equity in losses of affiliates	$ (150,000)	868,121	226,779	235,161
Income taxes		4,592,783	183,091	1,170,517
Net income (loss) of Acorn International, Inc. shareholders		3,438,370	(40,158,654)	(44,328,912)
Parent Company [Member]
Operating expenses:
Other selling and marketing expenses		270	207,461	357
General and administrative expenses		2,800,959	2,638,398	1,888,954
Total operating expenses		2,801,229	2,845,859	1,889,311
Loss from operations		(2,801,229)	(2,845,859)	(1,889,311)
Other expenses		128,188	112,848	(189,653)
Loss before income taxes		(2,673,041)	(2,733,011)	(2,078,964)
Equity in losses of affiliates		(150,000)	0	0
Income taxes		0	0	0
Equity in gains (losses) of subsidiaries		6,261,411	(37,425,643)	(42,249,948)
Net income (loss) of Acorn International, Inc. shareholders		$ 3,438,370	$ (40,158,654)	$ (44,328,912)